Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Balance Sheet Information [Abstract]
Trade Receivables

	December 31, 2011	December 31, 2010
Trade Receivables.
Billed trade receivables	$98.9	$82.5
Unbilled trade receivables — Note 1	0.9	1.1
Trade receivables, gross	99.8	83.6
Allowance for doubtful receivables	(0.9)	(0.6)
Trade receivables, net	$98.9	$83.0

Inventories

Inventories.
Finished products	$75.9	$53.8
Work in process	57.5	49.6
Raw materials	58.1	50.9
Operating supplies and repairs and maintenance parts	14.2	13.2
Total	$205.7	$167.5

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets.
Current derivative assets — Notes 12 and 13	$—	$22.1
Current deferred tax assets	63.0	46.8
Current portion of option premiums paid - Notes 12 and 13	0.4	5.6
Short-term restricted cash	7.8	0.9
Prepaid taxes	3.8	1.3
Prepaid expenses	3.9	3.4
Total	$78.9	$80.1

Property, Plant and Equipment

Property, Plant and Equipment.
Land and land improvements	$22.6	$23.3
Buildings and leasehold improvements	45.9	43.5
Machinery and equipment	356.7	338.0
Construction in progress	24.1	7.7
Active property, plant and equipment, gross	449.3	412.5
Accumulated depreciation	(86.9)	(63.9)
Active property, plant, and equipment, net	362.4	348.6
Idled equipment	5.4	5.5
Property, plant, and equipment, net	$367.8	$354.1

Other Assets

Other Assets.
Derivative assets — Notes 12 and 13	$46.2	$50.8
Option premiums paid — Notes 12 and 13	0.1	0.6
Restricted cash	10.4	16.3
Long-term income tax receivable	2.8	2.9
Deferred financing costs	7.8	7.7
Available for sale securities	4.9	4.6
Other	0.1	0.1
Total	$72.3	$83.0

Other Accrued Liabilities

Other Accrued Liabilities.
Current derivative liabilities — Notes 12 and 13	$14.8	$8.9
Current portion of option premiums received — Notes 12 and 13	0.1	7.0
Current portion of income tax liabilities	—	1.1
Accrued income taxes and taxes payable	2.6	1.8
Accrued annual VEBA contribution	—	2.1
Accrued freight	2.4	1.9
Short-term environmental accrual — Note 11	1.2	1.1
Accrued interest	2.3	2.1
Short-term deferred revenue — Note 1	13.5	10.8
Other	4.1	5.2
Total	$41.0	$42.0

Long-term Liabilities

Long-term Liabilities.
Derivative liabilities — Notes 12 and 13	$55.5	$62.2
Option premiums received — Notes 12 and 13	0.1	0.3
Income tax liabilities	13.4	12.9
Workers’ compensation accruals	20.8	15.9
Long-term environmental accrual — Note 11	20.8	19.1
Long-term asset retirement obligations	3.8	3.8
Long-term deferred revenue - Note 1	3.3	13.2
Deferred compensation liability	5.1	4.9
Other long-term liabilities	3.2	2.4
Total	$126.0	$134.7